Earnings per share - Calculation (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Before tax
Based on adjusted IFRS operating profit based on longer-term investment returns		£ 2,024	£ 1,669
Short-term fluctuations in investment returns on shareholder-backed business		(1,124)	9
Amortisation of acquisition accounting adjustments		(17)	(22)
Gain (loss) on disposal of businesses and corporate transactions		13	(57)
Profit before tax attributable to shareholders		896	1,599
Tax
Based on adjusted IFRS operating profit based on longer-term investment returns		(332)	(287)
Short-term fluctuations in investment returns on shareholder-backed business		314	(51)
Amortisation of acquisition accounting adjustments		3	4
Gain (loss) on disposal of businesses and corporate transactions		14	8
Tax (charge) credit attributable to shareholders' returns		(1)	(326)
Non-controlling interests
Based on adjusted IFRS operating profit based on longer-term investment returns		(5)	(1)
Based on profit for the period		(5)	(1)
Net of tax and non-controlling interests
Based on adjusted IFRS operating profit based on longer-term investment returns		1,687	1,381
Short-term fluctuations in investment returns on shareholder-backed business		(810)	(42)
Amortisation of acquisition accounting adjustments		(14)	(18)
Gain (loss) on disposal of businesses and corporate transactions		27	(49)
Based on profit for the period from continuing operations		890	1,272
Based on profit for the period from discontinued operations		£ 645	£ 83
Basic
Based on adjusted IFRS operating profit based on longer-term investment returns (in GBP per share)		£ 0.653	£ 0.537
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)		(0.314)	(0.016)
Amortisation of acquisition accounting adjustments (in GBP per share)		(0.005)	(0.007)
Gain (loss) on disposal of businesses and corporate transactions		0.010	(0.019)
Based on profit from continuing operations (in GBP per share)		0.344	0.495
Based on profit from discontinued operations (in GBP per share)	[1]	0.250	0.032
Basic (in GBP per share)		0.594	0.527
Diluted
Based on adjusted IFRS operating profit based on longer-term investment returns (in GBP per share)		0.653	0.536
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)		(0.314)	(0.016)
Amortisation of acquisition accounting adjustments (in GBP per share)		(0.005)	(0.007)
Gain (loss) on disposal of businesses and corporate transactions		0.010	(0.019)
Based on profit from continuing operations (in GBP per share)		0.344	0.494
Based on profit from discontinued operations (in GBP per share)	[1]	0.250	0.032
Diluted (in GBP per share)		£ 0.594	£ 0.526
UK & Europe Operations (M&G Prudential)
Before tax
Profit before tax attributable to shareholders		£ 817	£ 101
Tax
Tax (charge) credit attributable to shareholders' returns		(172)	(18)
Net of tax and non-controlling interests
Based on profit for the period from discontinued operations		£ 645	£ 83
Basic
Based on profit from discontinued operations (in GBP per share)		£ 0.250	£ 0.032
Diluted
Based on profit from discontinued operations (in GBP per share)		£ 0.250	£ 0.032
Continuing and discontinued operations
Before tax
Profit before tax attributable to shareholders		£ 1,713	£ 1,700
Tax
Tax (charge) credit attributable to shareholders' returns		(173)	(344)
Non-controlling interests
Based on profit for the period		(5)	(1)
Net of tax and non-controlling interests
Based on profit for the period		£ 1,535	£ 1,355
Basic
Basic (in GBP per share)		£ 0.594	£ 0.527
Diluted
Diluted (in GBP per share)		£ 0.594	£ 0.526

[1]	Profit from discontinued operations represents the post-tax profit contributed by the UK and Europe operations which are classified as held for distribution at 30 June 2019 (a line-by-line analysis of profit for the period for the discontinued UK and Europe operations is included in note D2.1).The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).